EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of outstanding common equity	The following table provides a continuity of the company’s outstanding common equity:

	Class C shares
(US$ MILLIONS, except as noted)	Shares outstanding (Shares)	Share capital
Balance at January 1, 2022	—	$—
Share issuance	25,853,695	735
Converted from class A shares	80,425	2
Balance at June 30, 2022	25,934,120	$737